John Hancock
Tax-Advantaged Global Shareholder Yield Fund
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Shares	Value
Common stocks 97.7%		$69,572,340
(Cost $69,182,840)
Canada 8.9%		6,331,259
BCE, Inc.	11,700	611,163
Enbridge, Inc.	12,100	511,548
Fortis, Inc.	8,500	403,753
Great-West Lifeco, Inc.	19,781	617,947
Nutrien, Ltd.	17,400	1,214,520
Restaurant Brands International, Inc.	17,200	962,684
Royal Bank of Canada	11,600	1,322,572
TELUS Corp.	29,200	687,072
France 6.0%		4,304,654
AXA SA	30,600	969,132
Danone SA	5,046	314,623
Orange SA	52,793	620,183
Sanofi	9,200	961,970
TotalEnergies SE	25,300	1,438,746
Germany 8.2%		5,839,325
Allianz SE	4,553	1,168,994
BASF SE	10,000	765,889
Bayer AG	8,707	528,984
Deutsche Post AG	13,000	782,348
Deutsche Telekom AG	54,090	1,021,164
Muenchener Rueckversicherungs-Gesellschaft AG	3,200	1,013,072
Siemens AG	3,520	558,874
Hong Kong 0.5%		379,200
China Resources Gas Group, Ltd.	75,700	379,200
Ireland 1.2%		838,269
Medtronic PLC	8,100	838,269
Italy 2.1%		1,471,981
Assicurazioni Generali SpA	32,800	690,268
Snam SpA	139,500	781,713
Japan 1.4%		1,007,465
Tokio Marine Holdings, Inc.	9,100	543,030
Toyota Motor Corp.	23,500	464,435
Norway 1.5%		1,041,507
Orkla ASA	46,000	439,594
Telenor ASA	36,421	601,913
South Korea 1.3%		935,550
Samsung Electronics Company, Ltd., GDR (A)	600	935,550
Spain 0.4%		318,155
Industria de Diseno Textil SA	10,490	318,155
Switzerland 2.3%		1,652,497
Nestle SA	2,800	361,587
Novartis AG	10,403	903,911
Roche Holding AG	1,000	386,999
Taiwan 1.5%		1,054,618
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	8,600	1,054,618
2	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom 8.4%		$5,964,316
AstraZeneca PLC, ADR	19,831	1,154,363
BAE Systems PLC	90,700	709,796
British American Tobacco PLC	22,300	952,098
British American Tobacco PLC, ADR	6,400	275,008
Coca-Cola Europacific Partners PLC	13,000	742,950
GlaxoSmithKline PLC	27,200	606,995
Linde PLC	1,100	350,548
National Grid PLC	31,250	457,279
Unilever PLC	13,948	715,279
United States 54.0%		38,433,544
AbbVie, Inc.	12,200	1,670,058
Ally Financial, Inc.	15,500	739,660
Altria Group, Inc.	14,100	717,408
Ameren Corp.	4,600	408,204
American Electric Power Company, Inc.	8,400	759,360
Amgen, Inc.	1,900	431,566
Analog Devices, Inc.	7,000	1,147,790
Apple, Inc.	5,000	873,900
AT&T, Inc.	18,300	466,650
Broadcom, Inc.	2,345	1,373,890
Chevron Corp.	3,900	512,187
Cisco Systems, Inc.	22,300	1,241,441
Cummins, Inc.	2,200	485,936
Dominion Energy, Inc.	5,200	419,432
Dow, Inc.	11,600	692,868
Duke Energy Corp.	3,700	388,722
Eaton Corp. PLC	2,400	380,232
Emerson Electric Company	9,700	891,915
Entergy Corp.	4,900	547,673
Evergy, Inc.	9,300	604,128
Hanesbrands, Inc.	22,582	363,570
Hasbro, Inc.	13,800	1,276,224
Hubbell, Inc.	1,958	366,714
IBM Corp.	9,100	1,215,487
Intel Corp.	8,200	400,324
Johnson & Johnson	2,300	396,267
JPMorgan Chase & Co.	4,308	640,169
Kimberly-Clark Corp.	2,800	385,420
KLA Corp.	1,900	739,613
Lazard, Ltd., Class A	19,500	850,980
Leggett & Platt, Inc.	9,300	370,605
Lockheed Martin Corp.	1,200	466,956
LyondellBasell Industries NV, Class A	7,300	706,129
McDonald’s Corp.	1,900	492,955
Merck & Company, Inc.	9,300	757,764
MetLife, Inc.	16,534	1,108,770
Microsoft Corp.	4,200	1,306,116
MSC Industrial Direct Company, Inc., Class A	8,100	661,284
NextEra Energy, Inc.	5,000	390,600
NiSource, Inc.	14,500	423,110
Omnicom Group, Inc.	7,300	550,128
PepsiCo, Inc.	2,600	451,152
Pfizer, Inc.	23,600	1,243,484
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
Philip Morris International, Inc.	9,700	$997,645
Raytheon Technologies Corp.	4,600	414,874
Target Corp.	1,800	396,774
Texas Instruments, Inc.	8,200	1,471,818
The Coca-Cola Company	12,700	774,827
The Home Depot, Inc.	1,300	477,074
The PNC Financial Services Group, Inc.	3,100	638,569
The Procter & Gamble Company	3,800	609,710
Truist Financial Corp.	8,300	521,406
United Parcel Service, Inc., Class B	2,200	444,862
Vail Resorts, Inc.	1,200	332,520
Verizon Communications, Inc.	12,000	638,760
WEC Energy Group, Inc.	4,100	397,864

	Yield (%)	Shares	Value
Short-term investments 1.5%			$1,119,345
(Cost $1,119,345)
Short-term funds 1.5%			1,119,345
State Street Institutional Treasury Money Market Fund, Premier Class	0.0051(B)	1,119,345	1,119,345

Total investments (Cost $70,302,185) 99.2%	$70,691,685
Other assets and liabilities, net 0.8%	534,442
Total net assets 100.0%	$71,226,127

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	The rate shown is the annualized seven-day yield as of 1-31-22.
The fund had the following sector composition as a percentage of net assets on 1-31-22:
Information technology	16.4%
Financials	15.2%
Health care	13.9%
Consumer staples	10.8%
Utilities	8.9%
Industrials	8.7%
Consumer discretionary	7.6%
Communication services	7.5%
Materials	5.3%
Energy	3.4%
Short-term investments and other	2.3%
TOTAL	100.0%
4	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$6,331,259	$6,331,259	—	—
France	4,304,654	—	$4,304,654	—
Germany	5,839,325	—	5,839,325	—
Hong Kong	379,200	—	379,200	—
Ireland	838,269	838,269	—	—
Italy	1,471,981	—	1,471,981	—
Japan	1,007,465	—	1,007,465	—
Norway	1,041,507	—	1,041,507	—
South Korea	935,550	—	935,550	—
Spain	318,155	—	318,155	—
Switzerland	1,652,497	—	1,652,497	—
Taiwan	1,054,618	1,054,618	—	—
United Kingdom	5,964,316	2,522,869	3,441,447	—
United States	38,433,544	38,433,544	—	—
Short-term investments	1,119,345	1,119,345	—	—
Total investments in securities	$70,691,685	$50,299,904	$20,391,781	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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